Other financial liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Other Financial Liabilities Current [Abstract]
Summary of other financial liabilities

	June 2025	June 2024
	A$’000	A$’000

Current liabilities
Prefunded and ordinary warrants	3,150	6,478

Reconciliation
Opening balance	6,478	—
Prefunded and ordinary warrants at initial recognition	3,034	8,599
Prefunded and ordinary warrants exercised	(8,840)	(864)
Loss / (gain) on remeasurement of other financial liabilities	2,478	(1,257)

Prefunded and ordinary warrants at period end	3,150	6,478